Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Nov. 07, 2012	Feb. 02, 2013 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 2012 Equity Replacement Plan [Member]	Apr. 16, 2013 2012 Equity Replacement Plan [Member] Subsequent Event [Member]	Feb. 02, 2013 Stock Options [Member]	Feb. 02, 2013 Stock Incentive Plans [Member]	Feb. 02, 2013 2012 Stock Option and 2012 Incentive Plan [Member]	Feb. 02, 2013 Restricted Stock [Member] 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 Time-based unit [Member]	Dec. 31, 2012 Time-based unit [Member]	Jan. 28, 2012 Time-based unit [Member]	Jan. 29, 2011 Time-based unit [Member]	Feb. 02, 2013 Performance-based units [Member]	Feb. 02, 2013 Resale restrictions [Member] D	Feb. 02, 2013 Resale restrictions [Member] Stock Options [Member]	Feb. 02, 2013 Resale restriction after offer date [Member]	Feb. 02, 2013 Resale restriction after offer date [Member] Stock Options [Member]	Feb. 02, 2013 Restricted stock units [Member] Stock Incentive Plans [Member] Board of Directors [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Shares vested period											36 months		5 years
Non-cash compensation charge	$ 116,183,000	$ 1,557,000	$ 1,119,000			$ 39,100,000						$ 1,100,000		$ 1,600,000	$ 1,100,000	$ 800,000
Resale restrictions period								20 years									20 years
Lapse of shares																	818,209	875,389	1,523,041	5,953,652
Common stock, value											$ 46.50						$ 46.50
Consecutive trading days					10						10						10
Shares received					1,331,548	1,331,548					1,331,548
Common stock, price per share					$ 31.00	$ 31.00					$ 31.00
Additional shares received					512,580		140,457				512,580
Initial public offering price, per share				$ 24.00							$ 24.00
Mr. Friedman unvested stock	1,185,511
Restricted shares vested, issued					442,932	442,932
Non-cash compensation charge					12,500,000	10,600,000	3,400,000
Unrecognized compensation expense	500,000				16,400,000	16,400,000
Common stock shares issued	8,159,577							6,829,041	1,264,036												40,623
Exercise price per share																		$ 29.00		$ 46.50
Common stock, value, minimum								$ 50.75
Common stock, value, maximum								$ 111.25
Weighted-average exercise price	$ 41.41								$ 26.50
Unrecognized compensation expense										52,000,000
Total number of units issuable										11,900,671
Number of units available for future issuance										3,700,471
Aggregate intrinsic value of options outstanding										18,900,000
Aggregate intrinsic value of options vested or expected to vest										18,900,000
Aggregate intrinsic value of options exercisable										$ 18,600,000
Weighted-average remaining contractual life of options exercisable										9 years 8 months 27 days
Unrecognized compensation expense related to unvested options period for recognition	3 years 9 months 18 days